Supplementary Information to the Statements of Comprehensive Profit or Loss	12 Months Ended
Dec. 31, 2021
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
Supplementary Information to the Statements Of Comprehensive Profit Or Loss

Note 23:        Supplementary Information to the Statements of Comprehensive Profit or Loss

a.        Additional information on Revenues:

Major customers:

BARDA contributed 76% of the Company’s total revenues in 2021, 83% in 2020, and 34% in 2019. Verical contributed 55% in 2019. (see also Note 18b).

No other customer contributed 10% or more of the Company’s revenues in 2021, 2020 and 2019.

Revenue Re-classification:

Revenues in the amount of $383 from distributions agreements were classified from revenues from sale of products for the year ended 31, December 2020.

Geographic information:,

The revenues reported in the financial statements are based on the location of the customers, as follows:

	Year ended December 31
	2021	2020	2019

USA ( see also Note 18a, 18b)	18,102	18,030	28,504
EU and other international markets	5,661	3,733	3,285

	23,763	21,763	31,789

b.        Cost of Revenues:

1.          Cost of Revenues from sale of products

	Year ended December 31
	2021	2020	2019

Salary and benefits (including share-based compensation)	2,201	2,139	1,916
Subcontractors	204	153	89
Depreciation and amortization	603	554	512
Cost of materials	1,091	704	456
Other manufacturing expenses	953	840	657
Decrease in inventory of finished products	242	155	344
Allotment of manufacturing costs to R&D	(311)	(1,394)	(1,621)

	4,983	3,151	2,353

2.           Cost of Revenues from development services

	Year ended December 31
	2021	2020	2019

Salary and benefits	2,003	2,320	1,404
Subcontractors	7,904	8,747	7,412

	9,907	11,067	8,816

3.          Cost of Revenues from license agreements

	Year ended December 31
	2021	2020	2019

Salary and benefits	102	-	-
Royalties payments	-	-	680

	102	-	680

Total Cost of Revenues	14,992	14,218	11,849

c.        Research and development expenses, net of participations:

	Year ended December 31
	2021	2020	2019

Salary and benefits (including share-based compensation)	2,811	2,094	2,965
Subcontractors	6,309	3,173	4,694
Depreciation and amortization	352	346	342
Cost of materials	295	517	311
Allotment of manufacturing costs	209	1,394	1,621
Other research and development expenses	280	174	137

Research and development, gross	10,256	7,698	10,070

Participations:
BARDA funds	-	-	(3,785)
Revaluation of liabilities in respect of IIA grants	-	-	(1,316)

	10,256	7,698	4,969

d.        Selling and marketing expenses:

	Year ended December 31
	2021	2020	2019

Salary and benefits (including share based compensation) (1)	1,643	1,700	2,028
Marketing and medical support	627	740	1,298
Depreciation and amortization	44	82	49
Shipping and delivery	490	282	200
Registration and marketing license fees	584	424	489

	3,388	3,228	4,064

(1)       The salary costs for the year ended December 31,2020 includes one time payment of $243 derived from restructuring astrategy at the EU Subsidiary.

e.        General and administrative expenses:

	Year ended December 31
	2021	2020	2019

Salary and benefits (including share-based compensation)	2,905	2,784	2,621
Professional fees	2,480	2,267	1,628
Depreciation and amortization	239	108	247
Other	724	300	746

	6,348	5,459	5,242

f.        Other expenses:

The other one-time expenses amounted $1,172 for the year ended December 31, 2019, are associated with the review and assessment of the strategic deal with Vericel ( see Note 18b).

g.        Financial income and expense:

	Year ended December 31
	2021	2020	2019
Financial income:

Interest income	11	297	434
Revaluation of liabilities in respect of the purchase of shares	-	433	-
Exchange differences, net	-	113	122

	11	843	556
Financial expense:

Interest in respect of IIA grants	903	832	925
Revaluation of liabilities in respect of IFRS16	120	144	140
Finance expenses in respect of deferred revenues	143	247	161
Revaluation of liabilities in respect of the purchase of shares	590	-	1,690
Exchange differences, net	511	-	-
Other	47	56	67

	2,314	1,279	2,983

Financial expenses, net	(2,303)	(436)	(2,427)